RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Net amounts due to related parties consisted of the following as of September 30, 2022 and 2021:

		As of September 30,
Accounts	Name of related parties	2022	2021
Related party payables	Shareholder, HUANG Jian Cong	$1,963,527	$974,216
Related party payables	Other Affiliates of the Company	88,876	98,119

This represented unsecured and interest free borrowings between the Company and Huang Jiancong and other related parties to the Company. For the years end September 30, 2022 and 2021, the Company had outstanding loans with total amount of $1,963,527 and $974,216 from its shareholder, HUANG Jian Cong.